Plan of arrangement and discontinued operations	9 Months Ended
Sep. 30, 2017
Plan of Arrangement and Discontinued Operations [Abstract]
Plan of Arrangement and Discontinued Operations [Text Block]
2	Plan of arrangement and discontinued operations

On May 9, 2017, the Company completed a plan of arrangement (the "Arrangement") under Section 288 of the BCBCA pursuant to which Entrée transferred its wholly owned subsidiaries that directly or indirectly hold the Ann Mason Project in Nevada and the Lordsburg property in New Mexico including $8,843,232 in cash and cash equivalents to Mason Resources Corp. ("Mason Resources") in exchange for 77,804,786 common shares of Mason Resources (the "Mason Common Shares"). Mason Resources commenced trading on the Toronto Stock Exchange on May 12, 2017 under the symbol "MNR".

As part of the Arrangement, Entrée then distributed its 77,805,786 Mason Common Shares to Entrée shareholders by way of a share exchange, pursuant to which each existing share of Entrée was exchanged for one “new” share of Entrée and 0.45 of a Mason Common Share. Optionholders and warrantholders of Entrée received replacement options and warrants of Entrée and options and warrants of Mason Resources which were proportionate to, and reflective of the terms of, their existing options and warrants of Entrée.

The assets and liabilities that were transferred to Mason Resources were classified as discontinued operations and classified on the balance sheet as assets / liabilities held for spin-off (“Spin-off”). The discontinued operations include three entities transferred to Mason Resources pursuant to the Arrangement, Mason U.S. Holdings Inc. (formerly Entrée U.S. Holdings Inc.), Mason Resources (US) Inc. (formerly Entrée Gold (US) Inc.), and M.I.M. (U.S.A.) Inc. (collectively the “US Subsidiaries”). The Spin-off distribution was accounted for at the carrying amount, without gain or loss, and resulted in a reduction of stockholders’ equity (deficiency) of $44.2 million.

The closing of the Arrangement resulted in the following Spin-off assets and liabilities being distributed to Mason Resources on May 9, 2017:

	May 9, 2017	December 31, 2016
Current assets
Cash	$8,843	$129
Receivables and prepaids	137	219
	8,980	348
Long-term assets
Equipment	25	25
Mineral property interest	37,699	38,379
Reclamation deposits and other	481	481
	38,205	38,885
Current liabilities
Accounts payable and accrued liabilities	(34)	(230)
Long-term liabilities
Deferred income taxes	(2,937)	(3,015)
Net assets	$44,214	$35,988

The net loss from the US Subsidiaries has been reclassified to net loss from discontinued operations as follows:

	Three months ended		Nine months ended
	September 30		September 30
	2017	2016	2017	2016
Expenses
Exploration	$-	$363	$176	$1,017
Net loss from discontinued operations	$-	$363	$176	$1,017